Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accounts Payable and Accrued Liabilities [Abstract]
Trade payables	$ 2,188	$ 5,552
Employee liabilities	735	126
Accrued liabilities	4,698	7,161
Other	154
Balance, end of year	$ 7,775	$ 12,839